Document And Entity Information	Oct. 29, 2024
Document Information [Line Items]
Entity, Registrant Name	FIREFLY NEUROSCIENCE, INC.
Document, Type	8-K
Document, Period End Date	Oct. 29, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-41092
Entity, Tax Identification Number	54-1167364
Entity, Address, Address Line One	1100 Military Road
Entity, Address, City or Town	Kenmore
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	14217
City Area Code	888
Local Phone Number	237-6412
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AIFF
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000803578